Changes in TotalEnergies perimeter - Main acquisitions and divestments (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Jan. 31, 2021
Total Gabon
Main acquisitions and divestments
Proportion of ownership interest held	58.00%
GIP Australia
Main acquisitions and divestments
Consideration for divestment of assets		$ 750
Adani Green Energy Limited (AGEL)
Main acquisitions and divestments
Percentage of interest acquired			20.00%
PetroCedeno
Main acquisitions and divestments
Loss on sale		$ (1,380)
Total GLNG Australia | Gladstone LNG Downstream
Main acquisitions and divestments
Proportion of ownership interest in joint venture		27.50%
Total GLNG Australia | GIP Australia | Downstream Facilities of the Gladstone LNG Project
Main acquisitions and divestments
Consideration for divestment of assets		$ 750
Period of throughput-based tolling fee		15 years
Total Venezuela | PetroCedeno | Corporation Venezonala de Petroleos
Main acquisitions and divestments
Percentage of interest sold		30.32%
Total Gabon | Perenco
Main acquisitions and divestments
Number of mature non-operated offshore fields sold	7